UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22821

Investment Company Act File Number

Eaton Vance Floating-Rate Income Plus Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

May 31

Date of Fiscal Year End

August 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Floating-Rate Income Plus Fund

August 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 131.2%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 2.4%
Accudyne Industries, LLC
Term Loan, 5.01%, (2 mo. USD LIBOR + 3.75%), Maturing August 2, 2024	$175	$175,465
TransDigm, Inc.
Term Loan, 4.29%, (USD LIBOR + 3.00%), Maturing June 4, 2021(2)	461	462,190
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing June 9, 2023	1,092	1,094,395
Term Loan, 4.26%, (3 mo. USD LIBOR + 3.00%), Maturing August 15, 2024	1,347	1,349,896
Wesco Aircraft Hardware Corp.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2021	217	216,382

		$3,298,328

Automotive — 2.9%
American Axle and Manufacturing, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024	$743	$741,340
CS Intermediate Holdco 2, LLC
Term Loan, 3.55%, (3 mo. USD LIBOR + 2.25%), Maturing October 26, 2023	195	196,079
Dayco Products, LLC
Term Loan, 6.32%, (3 mo. USD LIBOR + 5.00%), Maturing May 19, 2023	249	251,245
FCA US, LLC
Term Loan, 3.23%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018	317	317,989
Federal-Mogul Holdings Corporation
Term Loan, 4.98%, (1 mo. USD LIBOR + 3.75%), Maturing April 15, 2021	766	768,848
Horizon Global Corporation
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing June 30, 2021	98	99,366
Sage Automotive Interiors, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 5.00%), Maturing October 27, 2022	174	175,866
TI Group Automotive Systems, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2022	295	296,040
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024	989	992,759
Visteon Corporation
Term Loan, 3.55%, (3 mo. USD LIBOR + 2.25%), Maturing March 24, 2024	160	161,119

		$4,000,651

Beverage and Tobacco — 0.7%
Arterra Wines Canada, Inc.
Term Loan, 4.06%, (2 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	$522	$525,640
Flavors Holdings, Inc.
Term Loan - Second Lien, 11.30%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021	500	375,000

		$900,640

Brokerage/Securities Dealers/Investment Houses — 0.6%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing November 23, 2020(3)	$197	$200,504
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021	510	508,357

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Salient Partners L.P.
Term Loan, 9.80%, (3 mo. USD LIBOR + 8.50%), Maturing May 19, 2021	$180	$174,357

		$883,218

Building and Development — 2.9%
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing October 31, 2023	$599	$600,370
Auction.com, LLC
Term Loan, 6.24%, (1 mo. USD LIBOR + 5.00%), Maturing May 12, 2019	269	269,149
CPG International, Inc.
Term Loan, 5.05%, (3 mo. USD LIBOR + 3.75%), Maturing May 3, 2024	538	538,511
DTZ U.S. Borrower, LLC
Term Loan, 4.56%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2021	736	738,792
HD Supply Waterworks Ltd.
Term Loan, 4.46%, (6 mo. USD LIBOR + 3.00%), Maturing August 1, 2024	175	176,094
Quikrete Holdings, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	622	620,398
Realogy Corporation
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing July 20, 2022	455	457,789
Summit Materials Companies I, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing July 17, 2022	147	148,348
Werner FinCo L.P.
Term Loan, 5.26%, (2 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	250	250,937
WireCo WorldGroup, Inc.
Term Loan, 6.82%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2023	149	150,488

		$3,950,876

Business Equipment and Services — 10.5%
Acosta Holdco, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021	$750	$675,572
AlixPartners, LLP
Term Loan, 4.30%, (3 mo. USD LIBOR + 3.00%), Maturing April 4, 2024	474	477,451
Altisource Solutions S.a.r.l.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing December 9, 2020	351	310,388
Brickman Group Ltd., LLC
Term Loan, 4.23%, (1 mo. USD LIBOR + 3.00%), Maturing December 18, 2020	213	214,065
Camelot UK Holdco Limited
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing October 3, 2023	273	274,598
Cast and Crew Payroll, LLC
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.50%), Maturing August 12, 2022	100	99,966
Change Healthcare Holdings, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024	1,596	1,598,771
Corporate Capital Trust, Inc.
Term Loan, 4.56%, (3 mo. USD LIBOR + 3.25%), Maturing May 20, 2019	242	243,834
CPM Holdings, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 4.25%), Maturing April 11, 2022	321	325,439
Crossmark Holdings, Inc.
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019	494	359,310
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024	325	325,000
Education Management, LLC
Term Loan, 5.80%, (3 mo. USD LIBOR + 4.50%), Maturing July 2, 2020(4)	195	109,304
Term Loan, 8.80%, (3 mo. USD LIBOR + 7.50%), Maturing July 2, 2020(4)	370	0

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
EIG Investors Corp.
Term Loan, 5.32%, (USD LIBOR + 4.00%), Maturing February 9, 2023(2)	$868	$876,999
Extreme Reach, Inc.
Term Loan, 7.55%, (3 mo. USD LIBOR + 6.25%), Maturing February 7, 2020	641	643,203
First Data Corporation
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022	641	641,695
Garda World Security Corporation
Term Loan, 5.32%, (3 mo. USD LIBOR + 4.00%), Maturing May 24, 2024	470	474,870
Global Payments, Inc.
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing April 22, 2023	77	77,497
GreenSky Holdings, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 4.00%), Maturing August 26, 2024	400	400,000
IG Investment Holdings, LLC
Term Loan, 5.30%, (3 mo. USD LIBOR + 4.00%), Maturing October 31, 2021	492	496,520
Information Resources, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.25%), Maturing January 18, 2024	200	200,934
ION Trading Finance Limited
Term Loan, 4.05%, (3 mo. USD LIBOR + 2.75%), Maturing August 11, 2023	760	757,286
J.D. Power and Associates
Term Loan, 5.55%, (2 mo. USD LIBOR + 4.25%), Maturing September 7, 2023	546	548,828
Kronos Incorporated
Term Loan, 4.81%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2023	1,393	1,406,305
Monitronics International, Inc.
Term Loan, 6.80%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	223	218,428
PGX Holdings, Inc.
Term Loan, 6.49%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020	268	267,804
Prime Security Services Borrower, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022	622	626,468
Spin Holdco, Inc.
Term Loan, 5.01%, (2 mo. USD LIBOR + 3.75%), Maturing November 14, 2022	780	782,886
Tempo Acquisition, LLC
Term Loan, 4.23%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	200	200,708
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.06%, (3 mo. USD LIBOR + 2.75%), Maturing September 2, 2021	285	285,423
Vestcom Parent Holdings, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023	124	125,308
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	231	230,885

		$14,275,745

Cable and Satellite Television — 4.2%
Charter Communications Operating, LLC
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2024	$518	$521,282
CSC Holdings, LLC
Term Loan, 3.48%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025	655	652,922
Numericable Group S.A.
Term Loan, 4.06%, (3 mo. USD LIBOR + 2.75%), Maturing July 31, 2025	449	447,913
Radiate Holdco, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024	175	172,365
Telenet Financing USD, LLC
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2025	750	752,410
UPC Financing Partnership
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.75%), Maturing April 15, 2025	650	652,302

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Virgin Media Bristol, LLC
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025	$1,650	$1,655,673
Ziggo Secured Finance Partnership
Term Loan, 3.73%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025	850	849,882

		$5,704,749

Chemicals and Plastics — 7.0%
Alpha 3 B.V.
Term Loan, 4.30%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024	$125	$125,521
Aruba Investments, Inc.
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.50%), Maturing February 2, 2022	74	74,097
Ashland, Inc.
Term Loan, 3.24%, (USD LIBOR + 2.00%), Maturing May 17, 2024(2)	150	150,687
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.30%, (3 mo. USD LIBOR + 2.00%), Maturing June 1, 2024	1,025	1,028,950
Emerald Performance Materials, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021	120	120,953
Term Loan - Second Lien, 8.99%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022	150	150,234
Flint Group GmbH
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021	38	37,441
Flint Group US, LLC
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021	229	226,487
Gemini HDPE, LLC
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing August 7, 2021	512	515,182
Huntsman International, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing April 1, 2023	200	201,454
Ineos US Finance, LLC
Term Loan, 4.01%, (2 mo. USD LIBOR + 2.75%), Maturing March 31, 2022	171	171,892
Term Loan, 4.01%, (2 mo. USD LIBOR + 2.75%), Maturing April 1, 2024	149	150,090
Kraton Polymers, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing January 6, 2022	315	318,219
Kronos Worldwide, Inc.
Term Loan, 4.30%, (3 mo. USD LIBOR + 3.00%), Maturing February 18, 2020	266	267,060
MacDermid, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing June 7, 2020	379	382,286
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	414	416,349
Minerals Technologies, Inc.
Term Loan, 3.50%, (USD LIBOR + 2.25%), Maturing February 14, 2024(2)	247	248,070
Orion Engineered Carbons GmbH
Term Loan, 3.80%, (3 mo. USD LIBOR + 2.50%), Maturing July 25, 2021	300	302,041
PolyOne Corporation
Term Loan, 3.23%, (1 mo. USD LIBOR + 2.00%), Maturing November 11, 2022	123	123,703
PQ Corporation
Term Loan, 4.56%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2022	494	498,146
Solenis International L.P.
Term Loan, 4.57%, (3 mo. USD LIBOR + 3.25%), Maturing July 31, 2021	335	336,120
Tata Chemicals North America, Inc.
Term Loan, 4.06%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020	197	198,043
Trinseo Materials Operating S.C.A.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing November 5, 2021	1,054	1,060,084
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.50%), Maturing March 19, 2020	1,426	1,432,240

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Unifrax Corporation
Term Loan, 5.05%, (3 mo. USD LIBOR + 3.75%), Maturing April 4, 2024	$125	$126,172
Univar, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing July 1, 2022	835	838,506

		$9,500,027

Containers and Glass Products — 3.6%
Berry Plastics Group, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing October 1, 2022	$223	$223,516
BWAY Holding Company
Term Loan, 4.48%, (1 mo. USD LIBOR + 3.25%), Maturing April 3, 2024	250	250,625
Consolidated Container Company, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing May 22, 2024	100	100,906
Flex Acquisition Company, Inc.
Term Loan, 4.30%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023	474	473,220
Libbey Glass, Inc.
Term Loan, 4.23%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021	290	264,791
Pelican Products, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 4.25%), Maturing April 11, 2020	361	363,775
Reynolds Group Holdings, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing February 5, 2023	2,411	2,416,730
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing March 13, 2022	742	746,514

		$4,840,077

Cosmetics/Toiletries — 0.8%
Coty, Inc.
Term Loan, 3.73%, (1 mo. USD LIBOR + 2.50%), Maturing October 27, 2022	$222	$223,654
Galleria Co.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.00%), Maturing September 29, 2023	450	452,740
KIK Custom Products, Inc.
Term Loan, 5.79%, (3 mo. USD LIBOR + 4.50%), Maturing August 26, 2022	359	362,871

		$1,039,265

Drugs — 6.1%
Amneal Pharmaceuticals, LLC
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2019	$992	$999,283
Arbor Pharmaceuticals, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023	738	750,092
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	1,175	1,182,133
Horizon Pharma, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 3.75%), Maturing March 29, 2024	830	836,801
Jaguar Holding Company II
Term Loan, 4.02%, (USD LIBOR + 2.75%), Maturing August 18, 2022(2)	1,621	1,628,098
Mallinckrodt International Finance S.A.
Term Loan, 4.05%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	737	739,042
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 4.75%), Maturing April 1, 2022	2,169	2,207,794

		$8,343,243

Ecological Services and Equipment — 1.0%
Advanced Disposal Services, Inc.
Term Loan, 3.94%, (1 week USD LIBOR + 2.75%), Maturing November 10, 2023	$489	$492,721

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
EnergySolutions, LLC
Term Loan, 5.99%, (1 mo. USD LIBOR + 4.75%), Maturing May 29, 2020	$650	$660,428
GFL Environmental, Inc.
Term Loan, 4.05%, (3 mo. USD LIBOR + 2.75%), Maturing September 29, 2023	199	199,740

		$1,352,889

Electronics/Electrical — 14.7%
Almonde, Inc.
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	$625	$627,031
Answers Finance, LLC
Term Loan - Second Lien, 9.00%, (3 mo. USD Prime + 7.90%, Cap 1.10%), Maturing September 15, 2021	77	74,965
Applied Systems, Inc.
Term Loan, 4.30%, (3 mo. USD LIBOR + 3.00%), Maturing January 25, 2021	322	325,158
Aptean, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022	599	603,887
Avast Software B.V.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.25%), Maturing September 29, 2023	463	466,866
Campaign Monitor Finance Pty. Limited
Term Loan, 6.55%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021	189	182,104
CommScope, Inc.
Term Loan, 3.30%, (3 mo. USD LIBOR + 2.00%), Maturing December 29, 2022	219	219,969
CPI International, Inc.
Term Loan, 4.73%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	150	149,875
Cypress Semiconductor Corporation
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.75%), Maturing July 5, 2021	261	263,013
Electrical Components International, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 4.75%), Maturing May 28, 2021	121	121,681
Electro Rent Corporation
Term Loan, 6.24%, (1 mo. USD LIBOR + 5.00%), Maturing January 19, 2024	299	301,299
Entegris, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2021	50	50,292
Excelitas Technologies Corp.
Term Loan, 6.30%, (3 mo. USD LIBOR + 5.00%), Maturing October 31, 2020	214	214,043
Eze Castle Software, Inc.
Term Loan, 4.30%, (3 mo. USD LIBOR + 3.00%), Maturing April 6, 2020	923	927,397
Go Daddy Operating Company, LLC
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing February 15, 2024	1,299	1,303,961
GTCR Valor Companies, Inc.
Term Loan, 5.50%, (3 mo. USD LIBOR + 4.25%), Maturing June 16, 2023	175	176,706
Hyland Software, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022	975	983,258
Infoblox, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 5.00%), Maturing November 7, 2023	499	502,179
Infor (US), Inc.
Term Loan, 4.05%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022	1,894	1,891,929
Informatica Corporation
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.50%), Maturing August 5, 2022	762	764,632
Lattice Semiconductor Corporation
Term Loan, 5.48%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021	486	486,949
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 3.48%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024	296	295,804

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
MA FinanceCo., LLC
Term Loan, 3.81%, (3 mo. USD LIBOR + 2.50%), Maturing November 19, 2021	$507	$507,827
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	119	119,342
MH Sub I, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing July 8, 2021	466	466,965
Term Loan, Maturing August 15, 2024(5)	125	124,594
MTS Systems Corporation
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023	323	325,385
Renaissance Learning, Inc.
Term Loan, 5.05%, (3 mo. USD LIBOR + 3.75%), Maturing April 9, 2021	856	861,491
Rocket Software, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 4.25%), Maturing October 14, 2023	273	275,980
Seattle Spinco, Inc.
Term Loan, 4.03%, (3 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	806	805,947
SGS Cayman L.P.
Term Loan, 6.67%, (3 mo. USD LIBOR + 5.375%), Maturing April 23, 2021	50	48,542
SkillSoft Corporation
Term Loan, 5.99%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	992	925,624
SS&C Technologies, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022	21	21,308
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022	406	408,577
SurveyMonkey, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 4.50%), Maturing April 13, 2024	350	355,250
Sutherland Global Services, Inc.
Term Loan, 6.67%, (3 mo. USD LIBOR + 5.375%), Maturing April 23, 2021	217	208,534
Synchronoss Technologies, Inc.
Term Loan, 5.76%, (3 mo. USD LIBOR + 4.50%), Maturing January 19, 2024	200	198,752
Syncsort Incorporated
Term Loan, Maturing August 9, 2024(5)	375	372,305
Tibco Software, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020	150	150,518
Uber Technologies
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing July 13, 2023	918	918,866
Veritas Bermuda Ltd.
Term Loan, 5.80%, (3 mo. USD LIBOR + 4.50%), Maturing January 27, 2023	470	473,189
VF Holding Corp.
Term Loan, 4.55%, (3 mo. USD LIBOR + 3.25%), Maturing June 30, 2023	571	573,229
Wall Street Systems Delaware, Inc.
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.50%), Maturing August 26, 2023	163	163,569
Western Digital Corporation
Term Loan, 3.98%, (3 mo. USD LIBOR + 2.75%), Maturing April 29, 2023	733	738,743

		$19,977,535

Equipment Leasing — 0.8%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.75%), Maturing March 20, 2022	$1,025	$1,029,414

		$1,029,414

Farming/Agriculture — 0.2%
Green Plains Renewable Energy, Inc.
Term Loan, Maturing August 18, 2023(5)	$250	$250,938

		$250,938

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Financial Intermediaries — 4.5%
Armor Holding II, LLC
Term Loan, 5.80%, (3 mo. USD LIBOR + 4.50%), Maturing June 26, 2020	$875	$881,036
Donnelley Financial Solutions, Inc.
Term Loan, 5.20%, (1 week USD LIBOR + 4.00%), Maturing September 30, 2023	71	72,075
FinCo I, LLC
Term Loan, 1.38%, (1 mo. USD LIBOR + 1.375%), Maturing June 14, 2022	275	277,750
Focus Financial Partners, LLC
Term Loan, 4.55%, (3 mo. USD LIBOR + 3.25%), Maturing July 3, 2024	275	278,094
Freedom Mortgage Corporation
Term Loan, 6.96%, (6 mo. USD LIBOR + 5.50%), Maturing February 23, 2022	274	278,503
Guggenheim Partners, LLC
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	1,075	1,083,079
LPL Holdings, Inc.
Term Loan, 3.82%, (USD LIBOR + 2.50%), Maturing March 11, 2024(2)	324	326,011
NXT Capital, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing November 22, 2022	622	633,012
Ocwen Financial Corporation
Term Loan, 6.23%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020	98	97,236
Quality Care Properties, Inc.
Term Loan, 6.49%, (1 mo. USD LIBOR + 5.25%), Maturing October 31, 2022	672	674,983
Virtus Investment Partners, Inc.
Term Loan, 4.95%, (3 mo. USD LIBOR + 3.75%), Maturing June 1, 2024	125	126,797
Walker & Dunlop, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.25%), Maturing December 11, 2020	465	469,450
Walter Investment Management Corp.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing December 18, 2020	1,004	930,114

		$6,128,140

Food Products — 3.8%
Blue Buffalo Company Ltd.
Term Loan, 3.23%, (1 mo. USD LIBOR + 2.00%), Maturing May 27, 2024	$250	$251,875
Del Monte Foods, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021	654	538,798
Dole Food Company, Inc.
Term Loan, 4.01%, (USD LIBOR + 2.75%), Maturing April 6, 2024(2)	425	426,918
High Liner Foods Incorporated
Term Loan, 4.54%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021	201	202,138
HLF Financing S.a.r.l.
Term Loan, 6.74%, (1 mo. USD LIBOR + 5.50%), Maturing February 15, 2023	368	371,495
Jacobs Douwe Egberts International B.V.
Term Loan, 3.56%, (3 mo. USD LIBOR + 2.25%), Maturing July 2, 2022	175	175,984
JBS USA, LLC
Term Loan, 3.80%, (USD LIBOR + 2.50%), Maturing October 30, 2022(2)	1,571	1,560,998
Nature’s Bounty Co. (The)
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.50%), Maturing May 5, 2023	916	915,037
Nomad Foods Europe Midco Limited
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2024	150	150,750
Pinnacle Foods Finance, LLC
Term Loan, 3.23%, (1 mo. USD LIBOR + 2.00%), Maturing February 2, 2024	199	199,788
Post Holdings, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing May 24, 2024	400	401,333

		$5,195,114

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Food Service — 2.8%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.51%, (USD LIBOR + 2.25%), Maturing February 16, 2024(2)	$1,606	$1,605,880
Landry’s, Inc.
Term Loan, 3.98%, (USD LIBOR + 2.75%), Maturing October 4, 2023(2)	591	590,007
NPC International, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024	225	226,688
Pizza Hut Holdings, LLC
Term Loan, 3.23%, (1 mo. USD LIBOR + 2.00%), Maturing June 16, 2023	248	249,627
TKC Holdings, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.25%), Maturing February 1, 2023	249	250,778
Weight Watchers International, Inc.
Term Loan, 4.53%, (USD LIBOR + 3.25%), Maturing April 2, 2020(2)	480	470,201
Welbilt, Inc.
Term Loan, 4.24%, (1 week USD LIBOR + 3.00%), Maturing March 3, 2023	379	382,317

		$3,775,498

Food/Drug Retailers — 1.4%
Albertsons, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021	$291	$284,413
Term Loan, 4.29%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022	498	487,287
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023	1,083	1,054,654
Supervalu, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024	56	54,286
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024	94	90,476

		$1,971,116

Forest Products — 0.2%
Expera Specialty Solutions, LLC
Term Loan, 5.99%, (1 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	$248	$249,676

		$249,676

Health Care — 13.9%
ADMI Corp.
Term Loan, 5.06%, (3 mo. USD LIBOR + 3.75%), Maturing April 30, 2022	$246	$249,118
Akorn, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.25%), Maturing April 16, 2021	219	221,528
Alere, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing June 18, 2022	411	411,653
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.80%, (3 mo. USD LIBOR + 5.50%), Maturing August 4, 2021	122	122,798
Auris Luxembourg III S.a.r.l.
Term Loan, 4.30%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022	196	195,999
Beaver-Visitec International, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 5.00%), Maturing August 21, 2023	199	199,493
BioClinica, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023	399	392,347
CareCore National, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing March 5, 2021	685	695,013
Carestream Dental Equiment, Inc.
Term Loan, Maturing September 1, 2024(5)	100	99,844
CeramTec Acquisition Corporation
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	52	52,546

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
CHG Healthcare Services, Inc.
Term Loan, 4.56%, (USD LIBOR + 3.25%), Maturing June 7, 2023(2)	$519	$523,913
Community Health Systems, Inc.
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing December 31, 2019	191	191,113
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.00%), Maturing January 27, 2021	353	352,275
Convatec, Inc.
Term Loan, 3.80%, (3 mo. USD LIBOR + 2.50%), Maturing October 31, 2023	149	149,810
CPI Holdco, LLC
Term Loan, 5.30%, (3 mo. USD LIBOR + 4.00%), Maturing March 21, 2024	175	175,654
DJO Finance, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing June 8, 2020	539	537,383
Envision Healthcare Corporation
Term Loan, 4.30%, (3 mo. USD LIBOR + 3.00%), Maturing December 1, 2023	1,717	1,731,164
Faenza Acquisition GmbH
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	128	128,295
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	422	423,024
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.51%, (3 mo. USD LIBOR + 3.25%), Maturing October 28, 2023	496	499,041
GHX Ultimate Parent Corporation
Term Loan, 4.55%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024	150	150,094
Greatbatch Ltd.
Term Loan, 4.73%, (1 mo. USD LIBOR + 3.50%), Maturing October 27, 2022	410	411,811
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.44%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025	848	850,139
Iasis Healthcare, LLC
Term Loan, 5.30%, (3 mo. USD LIBOR + 4.00%), Maturing February 16, 2021	688	693,276
INC Research, LLC
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2024	125	125,449
Indivior Finance S.a.r.l.
Term Loan, 7.32%, (3 mo. USD LIBOR + 6.00%), Maturing December 19, 2019	217	219,887
Kindred Healthcare, Inc.
Term Loan, 4.81%, (3 mo. USD LIBOR + 3.50%), Maturing April 9, 2021	1,354	1,354,193
Kinetic Concepts, Inc.
Term Loan, 4.55%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	650	645,260
KUEHG Corp.
Term Loan, 5.05%, (3 mo. USD LIBOR + 3.75%), Maturing August 13, 2022	543	544,290
Medical Depot Holdings, Inc.
Term Loan, 6.80%, (3 mo. USD LIBOR + 5.50%), Maturing January 3, 2023	173	161,472
Medical Solutions, LLC
Term Loan, 5.49%, (3 mo. USD LIBOR + 4.25%), Maturing June 9, 2024	100	100,625
MMM Holdings, Inc.
Term Loan, 10.25%, (3 mo. USD LIBOR + 8.75%), Maturing June 30, 2019	276	270,191
MPH Acquisition Holdings, LLC
Term Loan, 4.30%, (3 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	1,211	1,217,122
MSO of Puerto Rico, Inc.
Term Loan, 10.25%, (3 mo. USD LIBOR + 8.75%), Maturing June 30, 2019	200	196,427
National Mentor Holdings, Inc.
Term Loan, 4.30%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	145	146,145
New Millennium Holdco, Inc.
Term Loan, 7.74%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	97	54,274
Onex Carestream Finance L.P.
Term Loan, 5.27%, (USD LIBOR + 4.00%), Maturing June 7, 2019(2)	234	234,138

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Opal Acquisition, Inc.
Term Loan, 5.30%, (3 mo. USD LIBOR + 4.00%), Maturing November 27, 2020	$403	$379,206
Ortho-Clinical Diagnostics SA
Term Loan, 5.05%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2021	801	803,018
Parexel International Corporation
Term Loan, Maturing August 7, 2024(5)	650	652,031
Press Ganey Holdings, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing October 21, 2023	174	175,050
RadNet, Inc.
Term Loan, 5.09%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	387	387,359
Select Medical Corporation
Term Loan, 4.81%, (USD LIBOR + 3.50%), Maturing March 1, 2021(2)	399	403,402
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	172	171,998
Surgery Center Holdings, Inc.
Term Loan, Maturing June 6, 2024(5)	250	247,852
Team Health Holdings, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	499	494,074
Tecomet, Inc.
Term Loan, 5.07%, (3 mo. USD LIBOR + 3.75%), Maturing May 2, 2024	200	200,958
U.S. Anesthesia Partners, Inc.
Term Loan, 4.49%, (3 mo. USD LIBOR + 3.25%), Maturing June 23, 2024	250	251,042

		$18,892,794

Home Furnishings — 1.0%
Bright Bidco B.V.
Term Loan, 5.80%, (3 mo. USD LIBOR + 4.50%), Maturing June 30, 2024	$350	$354,010
Serta Simmons Bedding, LLC
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.50%), Maturing November 8, 2023	1,070	1,042,617

		$1,396,627

Industrial Equipment — 6.6%
Apex Tool Group, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2020	$941	$907,026
Clark Equipment Company
Term Loan, 4.01%, (1 mo. USD LIBOR + 2.75%), Maturing May 18, 2024	549	551,425
Delachaux S.A.
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021	109	109,554
Dragon Merger Sub, LLC
Term Loan, 5.31%, (3 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	200	201,875
DXP Enterprises, Inc.
Term Loan, Maturing August 14, 2023(5)	125	124,687
Engineered Machinery Holdings, Inc.
Term Loan, 3.83%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024(6)	35	34,535
Term Loan, 4.73%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024	265	265,653
EWT Holdings III Corp.
Term Loan, 5.05%, (3 mo. USD LIBOR + 3.75%), Maturing January 15, 2021	894	905,061
Filtration Group Corporation
Term Loan, 4.26%, (2 mo. USD LIBOR + 3.00%), Maturing November 21, 2020	149	150,133
Gardner Denver, Inc.
Term Loan, 4.01%, (3 mo. USD LIBOR + 2.75%), Maturing July 30, 2024	325	325,029
Gates Global, LLC
Term Loan, 4.55%, (3 mo. USD LIBOR + 3.25%), Maturing April 1, 2024	981	985,588

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Hayward Industries, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024	$100	$100,667
Husky Injection Molding Systems Ltd.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2021	644	647,839
Milacron, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing September 28, 2023	672	674,144
Paladin Brands Holding, Inc.
Term Loan, 7.30%, (3 mo. USD LIBOR + 6.00%), Maturing August 16, 2019	400	400,111
Rexnord, LLC
Term Loan, 4.05%, (3 mo. USD LIBOR + 2.75%), Maturing August 21, 2023	1,742	1,747,772
Robertshaw US Holding Corp.
Term Loan, 5.75%, (1 mo. USD LIBOR + 4.50%), Maturing August 10, 2024	100	100,781
Signode Industrial Group US, Inc.
Term Loan, 4.02%, (USD LIBOR + 2.75%), Maturing May 4, 2021(2)	397	397,748
STS Operating, Inc.
Term Loan, 4.98%, (1 mo. USD LIBOR + 3.75%), Maturing February 12, 2021	351	354,146

		$8,983,774

Insurance — 4.4%
Alliant Holdings I, Inc.
Term Loan, 4.56%, (3 mo. USD LIBOR + 3.25%), Maturing August 12, 2022	$490	$490,923
AmWINS Group, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024	348	349,401
AssuredPartners, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing October 21, 2022	321	322,571
Asurion, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing August 4, 2022	1,384	1,390,473
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023	485	487,973
Term Loan - Second Lien, 7.24%, (1 mo. USD LIBOR + 6.00%), Maturing August 4, 2025	375	383,906
Cunningham Lindsey U.S., Inc.
Term Loan, 5.05%, (3 mo. USD LIBOR + 3.75%), Maturing December 10, 2019	583	553,580
Hub International Limited
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing October 2, 2020	846	851,237
NFP Corp.
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.50%), Maturing January 8, 2024	475	477,960
USI Holdings Corporation
Term Loan, Maturing July 26, 2024(5)	150	149,531
USI, Inc.
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024	550	547,766

		$6,005,321

Leisure Goods/Activities/Movies — 3.8%
AMC Entertainment, Inc.
Term Loan, 3.48%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023	$124	$123,792
Ancestry.com Operations, Inc.
Term Loan, 4.48%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023	520	523,756
Bombardier Recreational Products, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing June 30, 2023	1,089	1,096,973
Bright Horizons Family Solutions, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing November 7, 2023	125	125,441
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.05%, (3 mo. USD LIBOR + 3.75%), Maturing July 8, 2022	298	297,784

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing February 1, 2024	$500	$502,216
Emerald Expositions Holding, Inc.
Term Loan, 4.30%, (3 mo. USD LIBOR + 3.00%), Maturing May 22, 2024	275	277,750
Lindblad Expeditions, Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 4.50%), Maturing May 8, 2021	56	56,420
Term Loan, 5.95%, (6 mo. USD LIBOR + 4.50%), Maturing May 8, 2021	434	437,255
Match Group, Inc.
Term Loan, 3.81%, (3 mo. USD LIBOR + 2.50%), Maturing November 16, 2022	131	132,399
Nord Anglia Education Finance, LLC
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.50%), Maturing March 31, 2021	291	291,407
Sabre GLBL, Inc.
Term Loan, 3.49%, (3 mo. USD LIBOR + 2.25%), Maturing February 22, 2024	640	643,305
SRAM, LLC
Term Loan, 4.76%, (2 mo. USD LIBOR + 3.50%), Maturing March 15, 2024	275	277,434
UFC Holdings, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023	447	448,858

		$5,234,790

Lodging and Casinos — 4.1%
Amaya Holdings B.V.
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.50%), Maturing August 1, 2021	$1,350	$1,356,098
Term Loan - Second Lien, 8.30%, (3 mo. USD LIBOR + 7.00%), Maturing August 1, 2022	43	42,872
Boyd Gaming Corporation
Term Loan, 3.70%, (1 week USD LIBOR + 2.50%), Maturing September 15, 2023	246	246,638
CityCenter Holdings, LLC
Term Loan, 3.73%, (3 mo. USD LIBOR + 2.50%), Maturing April 18, 2024	500	501,719
Eldorado Resorts, LLC
Term Loan, 3.56%, (3 mo. USD LIBOR + 2.25%), Maturing April 17, 2024	299	298,938
ESH Hospitality, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing August 30, 2023	323	324,135
Four Seasons Hotels Limited
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing November 30, 2023	224	224,994
Golden Nugget, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing November 21, 2019	26	26,193
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing November 21, 2019	61	61,117
Hilton Worldwide Finance, LLC
Term Loan, 3.23%, (USD LIBOR + 2.00%), Maturing October 25, 2023(2)	1,106	1,111,562
La Quinta Intermediate Holdings, LLC
Term Loan, 4.05%, (3 mo. USD LIBOR + 2.75%), Maturing April 14, 2021	245	246,693
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing April 25, 2023	469	470,675
Playa Resorts Holding B.V.
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.00%), Maturing April 5, 2024	550	552,200
Tropicana Entertainment, Inc.
Term Loan, 4.30%, (3 mo. USD LIBOR + 3.00%), Maturing November 27, 2020	96	96,972

		$5,560,806

Nonferrous Metals/Minerals — 1.3%
Dynacast International, LLC
Term Loan, 4.55%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022	$296	$297,100
Fairmount Santrol, Inc.
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.50%), Maturing September 5, 2019	452	436,592

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Global Brass & Copper, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.25%), Maturing July 18, 2023	$199	$200,237
Murray Energy Corporation
Term Loan, 8.55%, (3 mo. USD LIBOR + 7.25%), Maturing April 16, 2020	483	444,916
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(4)	16	9,463
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(4)(7)	266	42,400
Oxbow Carbon, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing January 19, 2020	173	174,108
Term Loan - Second Lien, 8.24%, (1 mo. USD LIBOR + 7.00%), Maturing January 17, 2020	175	175,766

		$1,780,582

Oil and Gas — 2.9%
Ameriforge Group, Inc.
Term Loan, 14.30%, (9.30% Cash, 5.00% PIK), Maturing June 8, 2022	$113	$117,825
BCP Raptor, LLC
Term Loan, 5.51%, (2 mo. USD LIBOR + 4.25%), Maturing June 24, 2024	175	176,750
Bronco Midstream Funding, LLC
Term Loan, 5.32%, (3 mo. USD LIBOR + 4.00%), Maturing August 15, 2020	737	748,433
CITGO Holding, Inc.
Term Loan, 9.80%, (3 mo. USD LIBOR + 8.50%), Maturing May 12, 2018	172	173,441
CITGO Petroleum Corporation
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021	243	243,935
Fieldwood Energy, LLC
Term Loan, 4.17%, (3 mo. USD LIBOR + 2.875%), Maturing September 28, 2018	245	229,830
Term Loan, 8.30%, (3 mo. USD LIBOR + 7.00%), Maturing August 31, 2020	450	418,500
Term Loan, 8.42%, (3 mo. USD LIBOR + 7.125%), Maturing September 30, 2020	66	48,240
Term Loan - Second Lien, 8.42%, (3 mo. USD LIBOR + 7.125%), Maturing September 30, 2020	109	51,736
MEG Energy Corp.
Term Loan, 4.73%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	50	49,545
Paragon Offshore Finance Company
Term Loan, 0.00%, Maturing July 18, 2021(4)(7)	2	0
Term Loan, 7.30%, (3 mo. USD LIBOR + 6.00%), Maturing July 18, 2022	14	11,547
Seadrill Partners Finco, LLC
Term Loan, 4.30%, (3 mo. USD LIBOR + 3.00%), Maturing February 21, 2021	817	531,243
Sheridan Investment Partners II L.P.
Term Loan, 4.82%, (USD LIBOR + 3.50%), Maturing December 16, 2020(2)	9	7,980
Term Loan, 4.82%, (USD LIBOR + 3.50%), Maturing December 16, 2020(2)	25	21,398
Term Loan, 4.82%, (USD LIBOR + 3.50%), Maturing December 16, 2020(2)	182	153,821
Sheridan Production Partners I, LLC
Term Loan, 4.73%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	55	46,954
Term Loan, 4.73%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	89	76,872
Term Loan, 4.73%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	675	580,129
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	14	12,291
Ultra Resources, Inc.
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing April 12, 2024	300	300,437

		$4,000,907

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Publishing — 1.9%
Ascend Learning, LLC
Term Loan, 4.53%, (3 mo. USD LIBOR + 3.25%), Maturing July 12, 2024	$275	$276,203
Getty Images, Inc.
Term Loan, 4.80%, (1 week USD LIBOR + 3.50%), Maturing October 18, 2019	1,120	975,115
Harland Clarke Holdings Corp.
Term Loan, 6.80%, (3 mo. USD LIBOR + 5.50%), Maturing February 9, 2022	99	99,744
LSC Communications, Inc.
Term Loan, 7.24%, (1 mo. USD LIBOR + 6.00%), Maturing September 30, 2022	229	230,885
Merrill Communications, LLC
Term Loan, 6.56%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022	147	147,488
ProQuest, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	417	421,411
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.50%), Maturing August 14, 2020	285	285,675
Tweddle Group, Inc.
Term Loan, 7.31%, (3 mo. USD LIBOR + 6.00%), Maturing October 24, 2022	195	196,463

		$2,632,984

Radio and Television — 4.5%
ALM Media Holdings, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	$116	$108,258
AP NMT Acquisition B.V.
Term Loan, 7.05%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021	513	486,891
CBS Radio, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing October 17, 2023	293	295,154
Term Loan, Maturing October 17, 2023(5)	100	101,125
Cumulus Media Holdings, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing December 23, 2020	1,032	849,831
E.W. Scripps Company (The)
Term Loan, Maturing August 16, 2024(5)	100	100,375
Entercom Radio, LLC
Term Loan, 4.72%, (USD LIBOR + 3.50%), Maturing November 1, 2023(2)	239	239,406
Entravision Communications Corporation
Term Loan, 3.80%, (3 mo. USD LIBOR + 2.50%), Maturing May 31, 2020	776	777,409
Hubbard Radio, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing May 27, 2022	134	134,502
iHeartCommunications, Inc.
Term Loan, 7.99%, (1 mo. USD LIBOR + 6.75%), Maturing January 30, 2019	500	404,063
Mission Broadcasting, Inc.
Term Loan, 3.73%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	72	71,734
Nexstar Broadcasting, Inc.
Term Loan, 3.73%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	576	577,658
Univision Communications, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	1,935	1,922,713

		$6,069,119

Retailers (Except Food and Drug) — 5.5%
Ascena Retail Group, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	$387	$300,673
Bass Pro Group, LLC
Term Loan, 4.48%, (1 mo. USD LIBOR + 3.25%), Maturing June 5, 2020	562	560,189
Term Loan, 6.30%, (3 mo. USD LIBOR + 5.00%), Maturing December 16, 2023	300	287,062

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
BJ’s Wholesale Club, Inc.
Term Loan, 4.97%, (3 mo. USD LIBOR + 3.75%), Maturing February 3, 2024	$249	$241,582
Coinamatic Canada, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	40	40,435
David’s Bridal, Inc.
Term Loan, 5.30%, (3 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	475	378,595
Evergreen Acqco 1 L.P.
Term Loan, 5.06%, (3 mo. USD LIBOR + 3.75%), Maturing July 9, 2019	521	489,645
Harbor Freight Tools USA, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023	417	418,253
J. Crew Group, Inc.
Term Loan, 4.27%, (USD LIBOR + 3.00%), Maturing March 5, 2021(2)(4)	749	382,291
LSF9 Atlantis Holdings, LLC
Term Loan, 7.23%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	250	251,562
Men’s Wearhouse, Inc. (The)
Term Loan, 4.77%, (USD LIBOR + 3.50%), Maturing June 18, 2021(2)	217	208,447
Michaels Stores, Inc.
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.75%), Maturing January 30, 2023	747	746,187
Neiman Marcus Group Ltd., LLC
Term Loan, 4.48%, (1 mo. USD LIBOR + 3.25%), Maturing October 25, 2020	514	381,001
Party City Holdings, Inc.
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.00%), Maturing August 19, 2022	636	637,659
PetSmart, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	799	708,133
PFS Holding Corporation
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	525	491,963
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	121	117,006
Staples, Inc.
Term Loan, Maturing August 6, 2024(5)	150	149,168
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.24%, (1 mo. USD LIBOR + 5.00%), Maturing August 21, 2019	436	416,725
Vivid Seats Ltd.
Term Loan, 5.30%, (3 mo. USD LIBOR + 4.00%), Maturing June 30, 2024	250	250,625

		$7,457,201

Steel — 1.0%
Neenah Foundry Company
Term Loan, 7.76%, (2 mo. USD LIBOR + 6.50%), Maturing April 26, 2019	$362	$359,516
Zekelman Industries, Inc.
Term Loan, 4.79%, (3 mo. USD LIBOR + 3.50%), Maturing June 14, 2021	966	968,621

		$1,328,137

Surface Transport — 0.6%
Hertz Corporation (The)
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	$248	$246,727
Kenan Advantage Group, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	27	27,428
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	90	90,192
PODS, LLC
Term Loan, 4.48%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022	75	75,153

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Stena International S.a.r.l.
Term Loan, 4.30%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021	$387	$337,174

		$776,674

Telecommunications — 5.7%
CenturyLink, Inc.
Term Loan, 2.75%, Maturing January 31, 2025(3)	$1,250	$1,224,219
Colorado Buyer, Inc.
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	200	201,325
Consolidated Communications, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2023	150	147,774
Digicel International Finance Limited
Term Loan, 5.07%, (3 mo. USD LIBOR + 3.75%), Maturing May 28, 2024	175	176,914
Frontier Communications Corp.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024	475	453,736
Global Eagle Entertainment, Inc.
Term Loan, 8.46%, (1 week USD LIBOR + 7.00%), Maturing January 6, 2023	298	288,809
Intelsat Jackson Holdings S.A.
Term Loan, 4.00%, (3 mo. USD LIBOR + 2.75%), Maturing June 30, 2019	1,450	1,446,375
IPC Corp.
Term Loan, 5.82%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021	415	396,743
Onvoy, LLC
Term Loan, 5.80%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	474	474,207
Sprint Communications, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	848	850,260
Syniverse Holdings, Inc.
Term Loan, 4.30%, (3 mo. USD LIBOR + 3.00%), Maturing April 23, 2019	1,029	992,993
Telesat Canada
Term Loan, 4.30%, (3 mo. USD LIBOR + 3.00%), Maturing November 17, 2023	1,166	1,175,920

		$7,829,275

Utilities — 2.9%
Calpine Construction Finance Company L.P.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2022	$145	$144,581
Calpine Corporation
Term Loan, 4.05%, (3 mo. USD LIBOR + 2.75%), Maturing January 15, 2024	809	808,050
Granite Acquisition, Inc.
Term Loan, 5.30%, (3 mo. USD LIBOR + 4.00%), Maturing December 19, 2021	28	28,705
Term Loan, 5.30%, (3 mo. USD LIBOR + 4.00%), Maturing December 19, 2021	631	636,342
Helix Gen Funding, LLC
Term Loan, 4.96%, (3 mo. USD LIBOR + 3.75%), Maturing June 2, 2024	175	177,066
Invenergy Thermal Operating I, LLC
Term Loan, 6.80%, (3 mo. USD LIBOR + 5.50%), Maturing October 19, 2022	241	232,084
Lightstone Generation, LLC
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing January 30, 2024	23	23,092
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing January 30, 2024	372	370,604
Lonestar Generation, LLC
Term Loan, 5.57%, (3 mo. USD LIBOR + 4.25%), Maturing February 22, 2021	535	513,978
Longview Power, LLC
Term Loan, 7.24%, (1 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	564	326,830
Talen Energy Supply, LLC
Term Loan, Maturing July 15, 2023(5)	200	197,167
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024	174	171,858

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
TPF II Power, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing October 2, 2023		$298	$299,151

			$3,929,508

Total Senior Floating-Rate Loans (identified cost $181,310,222)			$178,545,638

Corporate Bonds & Notes — 10.5%

Security	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 0.5%
Bombardier, Inc.
7.45%, 5/1/34(8)		640	$651,200

			$651,200

Banks and Thrifts — 0.5%
Australia and New Zealand Banking Group, Ltd.
3.75%, 7/25/19(9)	AUD	640	$521,171
JPMorgan Chase & Co.
4.25%, 11/2/18	NZD	255	186,066

			$707,237

Building and Development — 0.5%
CalAtlantic Group, Inc.
5.00%, 6/15/27		125	$125,625
MDC Holdings, Inc.
6.00%, 1/15/43		533	513,013

			$638,638

Chemicals and Plastics — 0.5%
CF Industries, Inc.
4.95%, 6/1/43		820	$713,400

			$713,400

Computers — 0.7%
Seagate HDD Cayman
4.875%, 6/1/27		830	$785,011
5.75%, 12/1/34		126	117,629

			$902,640

Diversified Financial Services — 0.9%
Jefferies Finance, LLC/JFIN Co-Issuer Corp.
7.25%, 8/15/24(8)		202	$201,495
Och-Ziff Finance Co., LLC
4.50%, 11/20/19(8)		1,080	1,036,800

			$1,238,295

Drugs — 0.3%
Valeant Pharmaceuticals International, Inc.
6.50%, 3/15/22(8)		173	$181,866
7.00%, 3/15/24(8)		225	239,344

			$421,210

Security	Principal Amount* (000’s omitted)	Value
Food/Drug Retailers — 0.5%
ESAL GmbH
6.25%, 2/5/23(8)	685	$666,505

		$666,505

Forest Products — 0.4%
Suzano Austria GmbH
7.00%, 3/16/47(8)	486	$528,525

		$528,525

Nonferrous Metals/Minerals — 1.3%
Freeport-McMoRan, Inc.
5.45%, 3/15/43	750	$703,125
Teck Resources, Ltd.
5.20%, 3/1/42	1,150	1,138,500

		$1,841,625

Oil and Gas — 1.9%
Ecopetrol S.A.
5.875%, 5/28/45	450	$439,582
Ensco PLC
5.20%, 3/15/25	706	529,500
Petrobras Global Finance B.V.
5.625%, 5/20/43	905	797,079
Rowan Cos., Inc.
4.75%, 1/15/24	415	336,150
5.40%, 12/1/42	675	479,250

		$2,581,561

Real Estate Investment Trusts (REITs) — 0.4%
CBL & Associates, L.P.
4.60%, 10/15/24	530	$506,199

		$506,199

Retailers (Except Food and Drug) — 1.7%
JC Penney Corp., Inc.
6.375%, 10/15/36	670	$485,750
Macy’s Retail Holdings, Inc.
4.30%, 2/15/43	1,155	927,334
Signet UK Finance PLC
4.70%, 6/15/24	915	902,731

		$2,315,815

Telecommunications — 0.1%
Oi Brasil Holdings Cooperatief UA
5.75%, 2/10/22(7)(8)	425	$147,688

		$147,688

Transportation — 0.3%
JSL Europe S.A.
7.75%, 7/26/24(8)	400	$419,500

		$419,500

Total Corporate Bonds & Notes (identified cost $13,427,332)		$14,280,038

Foreign Government Bonds — 3.3%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.4%
Republic of Argentina
7.82%, 12/31/33	EUR	413	$546,179

			$546,179

Brazil — 0.5%
Nota do Tesouro Nacional
10.00%, 1/1/25	BRL	2,150	$691,735

			$691,735

Canada — 0.6%
Canada Housing Trust
3.80%, 6/15/21(8)	CAD	900	$775,827

			$775,827

Mexico — 0.8%
Mexican Bonos
7.75%, 5/29/31	MXN	19,590	$1,168,524

			$1,168,524

Supranational — 1.0%
European Investment Bank
7.20%, 7/9/19(8)	IDR	4,080,000	$312,752
International Bank for Reconstruction & Development
3.50%, 1/22/21	NZD	425	312,781
International Finance Corp.
7.80%, 6/3/19	INR	24,990	406,392
8.25%, 6/10/21	INR	18,100	307,996

			$1,339,921

Total Foreign Government Bonds (identified cost $4,034,589)			$4,522,186

Commercial Mortgage-Backed Securities — 0.1%

Security	Principal Amount (000’s omitted)		Value
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class D, 4.11%, Maturing 9/15/47(8)(10)		$100	$87,447

Total Commercial Mortgage-Backed Securities (identified cost $89,170)			$87,447

Convertible Bonds — 0.1%

Security	Principal Amount (000’s omitted)	Value
Oil & Gas — 0.1%
Ascent Resources Utica Holdings, LLC/ARU Finance Corp.
5.00%, 3/1/21(8)(11)	$111	$113,461

Total Convertible Bonds (identified cost $110,954)		$113,461

Common Stocks — 5.3%

Security	Shares	Value
Building and Development — 0.2%
CalAtlantic Group, Inc.	6,950	$241,513

		$241,513

Business Equipment and Services — 0.1%
Education Management Corp.(4)(12)(13)	2,334,705	$0
RCS Capital Corp.(12)(13)	6,066	120,562

		$120,562

Diversified Financial Services — 0.3%
Medley Capital Corp.	74,500	$447,745

		$447,745

Electronics/Electrical — 0.3%
Answers Corp.(12)(13)	14,876	$232,437
Intel Corp.	4,500	157,815

		$390,252

Financial Services — 0.2%
Bank of America Corp.	7,600	$181,564
Regions Financial Corp.	10,000	141,100

		$322,664

Health Care — 0.0%(14)
New Millennium Holdco, Inc.(12)(13)	10,394	$14,941

		$14,941

Investment Companies — 2.2%
Ares Capital Corp.	59,000	$947,540
PennantPark Investment Corp.	72,837	547,006
Solar Capital, Ltd.	43,000	918,910
THL Credit, Inc.	67,000	616,400

		$3,029,856

Miscellaneous Manufacturing — 0.3%
Toshiba Corp.(12)	148,000	$412,853

		$412,853

Nonferrous Metals/Minerals — 0.3%
Cleveland-Cliffs, Inc.(12)	45,260	$378,374
Freeport-McMoRan, Inc.(12)	4,945	73,087

		$451,461

Security	Shares	Value
Oil and Gas — 0.5%
Ameriforge Group, Inc.(4)(12)(13)	8,874	$310,590
Paragon Offshore Finance Company, Class A(12)(13)	404	374
Paragon Offshore Finance Company, Class B(4)(12)(13)	202	3,636
Paragon Offshore, Ltd.(12)(13)	404	6,666
Royal Dutch Shell PLC, Class B, ADR	5,150	291,644
Southcross Holdings Group, LLC(4)(12)(13)	15	0
Southcross Holdings L.P., Class A(12)(13)	15	9,188

		$622,098

Retail — 0.3%
Signet Jewelers, Ltd.	6,300	$397,341

		$397,341

Semiconductors & Semiconductor Equipment — 0.1%
QUALCOMM, Inc.	2,425	$126,755

		$126,755

Transportation — 0.5%
A.P. Moller - Maersk A/S, Class B	315	$650,677

		$650,677

Total Common Stocks (identified cost $8,836,689)		$7,228,718

Convertible Preferred Stocks — 1.8%

Security	Shares	Value
Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50%(4)(12)(13)	2,597	$0

		$0

Diversified Financial Services — 0.3%
AMG Capital Trust II, 5.15%	6,900	$419,865

		$419,865

Oil & Gas — 1.0%
Chesapeake Energy Corp., 5.75%	2,240	$1,317,400

		$1,317,400

Pharmaceuticals — 0.1%
Teva Pharmaceutical Industries, Ltd., 7.00%	580	$185,455

		$185,455

Real Estate Investment Trusts (REITs) — 0.4%
iStar, Inc., Series J, 4.50%	11,500	$569,595

		$569,595

Total Convertible Preferred Stocks (identified cost $2,508,784)		$2,492,315

Preferred Stocks — 0.0%(14)

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 0.0%(14)
CBL & Associates Properties, Inc., Series D, 7.375%	575	$14,070

Total Preferred Stocks (identified cost $13,311)		$14,070

Short-Term Investments — 3.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.32%(15)	5,233,821	$5,234,868

Total Short-Term Investments (identified cost $5,234,558)		$5,234,868

Total Investments — 156.2% (identified cost $215,565,609)		$212,518,741

Less Unfunded Loan Commitments — (0.0)%(14)		$(7,965)

Net Investments — 156.2% (identified cost $215,557,644)		$212,510,776

Notes Payable — (41.2)%		$(56,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value (net of unamortized deferred debt issuance costs) — (13.9)%		$(18,925,128)

Other Assets, Less Liabilities — (1.1)%		$(1,547,509)

Net Assets Applicable to Common Shares — 100.0%		$136,038,139

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)	The stated interest rate represents the weighted average interest rate at August 31, 2017 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(3)	Fixed-rate loan.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	This Senior Loan will settle after August 31, 2017, at which time the interest rate will be determined.

(6)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded.

(7)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2017, the aggregate value of these securities is $5,362,410 or 3.9% of the Fund’s net assets applicable to common shares.

(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At August 31, 2017, the aggregate value of these securities is $521,171 or 0.4% of the Fund’s net assets applicable to common shares.

(10)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at August 31, 2017.

(11)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(12)	Non-income producing security.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)	Amount is less than 0.05% or (0.05)%, as applicable.

(15)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended August 31, 2017 was $14,303.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
JPY	9,028,000	USD	81,890	Bank of America, N.A.	10/31/17	$443	$—
USD	358,676	JPY	39,723,200	Bank of America, N.A.	10/31/17	—	(3,590)
USD	65,541	JPY	7,192,800	Bank of America, N.A.	10/31/17	—	(56)
USD	42,043	JPY	4,588,000	Bank of America, N.A.	10/31/17	201	—
USD	44,855	JPY	4,884,000	Bank of America, N.A.	10/31/17	315	—

						$959	$(3,646)

Abbreviations:

ADR	-	American Depositary Receipt

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

EUR	-	Euro

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

JPY	-	Japanese Yen

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

USD	-	United States Dollar

At August 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

At August 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $959 and $3,646, respectively.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at August 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$215,640,026

Gross unrealized appreciation	$3,487,421
Gross unrealized depreciation	(6,619,358)

Net unrealized depreciation	$(3,131,937)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$177,994,215	$543,458	$178,537,673
Corporate Bonds & Notes	—	14,280,038	—	14,280,038
Foreign Government Bonds	—	4,522,186	—	4,522,186
Commercial Mortgage-Backed Securities	—	87,447	—	87,447
Convertible Bonds	—	113,461	—	113,461
Common Stocks	5,466,794	1,447,698 **	314,226	7,228,718
Convertible Preferred Stocks	605,320	1,886,995	0	2,492,315
Preferred Stocks	14,070	—	—	14,070
Short-Term Investments	—	5,234,868	—	5,234,868
Total Investments	$6,086,184	$205,566,908	$857,684	$212,510,776
Forward Foreign Currency Exchange Contracts	$—	$959	$—	$959
Total	$6,086,184	$205,567,867	$857,684	$212,511,735

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(3,646)	$—	$(3,646)
Total	$—	$(3,646)	$—	$(3,646)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended August 31, 2017 is not presented. At August 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Plus Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 24, 2017